Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
Statement [Line Items]
Maximum Amounts of Possible Financial Loss Due to Credit Risk
(a)	Maximum amounts of possible financial loss to the Group due to credit risk as of December 31, 2018 and 2019 are as follows:

	(In millions of yen)

	December 31, 2018	December 31, 2019
	Book value	Book value
Demand deposits (1)	256,965	217,333
Time deposits (1)	11,507	3,577
Loan receivables (2)(6)	593	1,378
Guarantee deposits (1)(3)	976	7,986
Trade and other receivables (2) (4)	37,644	42,680
Japanese government bonds (1)(3)	280	280
Corporate bonds and other debt instruments (1)	18,005	18,043
Office security deposits (1)(5)	9,162	9,624

Total	335,132	300,901

(1)	None of the assets was past due or impaired as of December 31, 2018 and 2019.
(2)
For receivables, the Group’s exposure to credit risk is influenced mainly by the individual characteristics of each customer. The Group regularly performs credit assessments on customers and counterparties considering their financial position and historical data in order to manage the credit risk.

The Group recorded provisions for estimated credit risk in respect of the loan receivables and trade and other receivables as of December 31, 2018 and 2019. The methodology used for estimating the expected credit loss differs depending on whether there have been significant increase in credit risk since initial recognition per financial assets or per assets group. The Group measures the expected credit losses for the financial assets measured at amortized cost without any significant increase in credit risk at the amount equal to twelve-month expected credit losses. For the financial assets measured at amortized cost with a significant increase in credit risk, the Group measures the expected credit losses at the amount equal to the lifetime expected credit losses. The Group uses the probability that a default occurs calculated based on the historical default data of the corporate bond ratings in Japan to measure the twelve-month expected credit losses and the lifetime expected credit losses.
For the account receivables, the Group applied the simplified approach permitted by IFRS 9 that estimates the lifetime expected credit losses since the initial recognition. The expected credit loss of trade receivables are measured using the probability that a default may occur calculated based on the Group’s historical experiences on cash collection from trade receivables taking into account forward-looking information such as future economic conditions. When there has been a significant increase in credit risk, the Group measures the expected credit risk considering all reasonable and supportable information including that which is forward looking.
(3)	Refer to Note 15 Financial Assets and Financial Liabilities for details of the financial instruments being deposited under the Japanese Payment Services Act.
(4)
The Group identifies concentrations of credit risk when a limited number of the Group’s counterparties that have similar characteristics or business activities, and thus are affected similarly by changes in economic or other conditions, account for a large portion of the entire trade and other receivables. The Group had significant concentrations of credit risk with two payment processing service providers, representing 23.6% and 23.5% of trade and other receivables as of December 31, 2018 and 2019, respectively.

(5)	The amount mainly consists of the office security deposits paid for the Group’s office lease agreements.
(6)	The Group conducted loan commitment for an associate as of December 31, 2018 and 2019.

Summary of Undrawn Loan Commitment
The undrawn loan commitment as of December 31, 2018 and 2019 is as follows:

		(In millions of yen)

	December 31, 2018	December 31, 2019
Total amount of loan commitment	1,000	1,000
Outstanding balance of loan commitment	—	—

Undrawn loan commitment	1,000	1,000

Summary of Loss Allowance for Trade and Other Receivables
Loss allowance for trade and other receivables as of December 31, 2018 and 2019 are calculated as follows:

	(In millions of yen)

	December 31, 2018
	Current	Within six months past due	Over six months past due	Over twelve months past due	Total
Expected credit loss rate (1)	0.0%	1.7%	30.4%	97.5%	1.2%
Trade and other receivables	35,182	2,386	176	367	38,111
Loss allowance	16	39	54	358	467

	(In millions of yen)

	December 31, 2019
	Current	Within six months past due	Over six months past due	Over twelve months past due	Total
Expected credit loss rate (1)	0.1%	1.7%	27.8%	85.6%	1.5%
Trade and other receivables	39,402	3,096	228	620	43,346
Loss allowance	20	52	63	531	666

(1)	The expected credit loss rate is calculated based on the historical loss rate for trade receivables and other receivables of one year.

Movement in Allowance for Doubtful Accounts Attributable to Trade and Other Receivables
Below is the movement in the loss allowance attributable to trade and other receivables. The balances for the trade and other receivables over six months past due are aggregated as the balance of these assets are not significant.

(In millions of yen)

Provisions
Loss allowance balance at January 1, 2018	492
Provision for the year	304
Reversal	(60)
Utilized	(171)
Deconsolidation	(102)
Translation	4

Loss allowance balance at January 1, 2019	467

Provision for the year	312
Reversal	(18)
Utilized	(95)
Translation	0

Loss allowance balance at December 31, 2019	666

Summary of Calculation of Loss Allowance for Loan Receivables
Loss allowance for loan receivables are calculated as follows:

	(In millions of yen)

	December 31, 2019
	Current	Within six months past due	Total
Expected credit loss rate	4.2%	19.2%	5.0%
Loan receivables	1,379	71	1,450
Loss allowance	58	14	72

Summary of Capital Management

	(In millions of yen)

	December 31, 2018	December 31, 2019
Short-term borrowings	23,000	23,207
Corporate bonds	142,132	142,851
Lease liabilities	—	56,637

Total	165,132	222,695

Total shareholders’ equity	208,514	174,663

Liquidity risk [member]
Statement [Line Items]
Book Values of Financial Liabilities Based on Remaining Maturities
The book values of financial liabilities based on the remaining maturities as of December 31, 2018 and 2019 are as follows: The amounts below include estimated interest from financial liabilities scheduled to be paid.

	(In millions of yen)

	December 31, 2018
	Book value	Contractual cash outflows	Less than one year	One to five years	After five years
Trade and other payables	35,210	35,210	34,985	225	—
Short-term borrowings (1)	23,000	23,019	23,019	—	—
Deposits received	13,653	13,653	13,653	—	—
Corporate bonds	142,132	146,320	—	73,160	73,160
Office security deposits received under sublease agreement	16	16	—	16	—
Put option liabilities	296	296	16	280	—

Total	214,307	218,514	71,673	73,681	73,160

	(In millions of yen)

	December 31, 2019
	Book value	Contractual cash outflows	Less than one year	One to five years	After five years
Trade and other payables	43,829	43,829	43,710	119	—
Short-term borrowings (1)	23,207	23,246	23,246	—	—
Deposits received	20,237	20,237	20,237	—	—
Corporate bonds	142,851	146,320	—	73,160	73,160
Lease liabilities	56,637	66,102	11,593	23,418	31,091
Office security deposits received under sublease agreement	16	16	—	16	—
Put option liabilities	224	224	—	224	—

Total	287,001	299,974	98,786	96,937	104,251

Line of Credit
(1)	The Group had lines of credit with four banks for the years ended December 31, 2018 and 2019. The lines of credit available and the lines of credit used are as follows:

	(In millions of yen)

	December 31, 2018	December 31, 2019
Lines of credit available	23,680	43,680
Lines of credit used	23,000	23,100

Remainig lines of credit available	680	20,580

Currency risk [member]
Statement [Line Items]
Exposure to Market Risks
The book values of major assets and liabilities denominated in currencies other than the functional currency as of December 31, 2018 and 2019 are as follows:

	(In millions)

	December 31, 2018
	Currency	Amount	Exchange rate	Yen equivalent
Assets:
Cash and cash equivalents	KRW	15,539	0.10	1,534
	USD	109	110.36	11,985
	JPY	337	1.00	337
Trade receivables	KRW	2,362	0.10	233
	USD	12	110.36	1,378
	THB	72	3.39	245
Financial instruments at amortized cost
Time deposit	KRW	7,100	0.10	701
Short-term loans	USD	11	110.36	1,260
Guarantee deposits	KRW	8,628	0.10	852
Office security deposits	KRW	7,250	0.10	716
Financial assets at fair value through profit or loss	USD	23	110.36	2,491
	TWD	88	3.61	319

	(In millions)

	December 31, 2019
	Currency	Amount	Exchange rate	Yen equivalent
Assets:
Cash and cash equivalents	KRW	24,893	0.09	2,341
	USD	93	108.87	10,155
	JPY	337	1.00	337
	EUR	3	122.00	380
Trade receivables and other receivables	KRW	21,102	0.09	1,984
	USD	16	108.87	1,693
	THB	62	3.64	227
Financial instruments at amortized cost
Time deposits	USD	5	108.87	545
Guarantee deposits	KRW	33,242	0.09	3,126
Office security deposits	KRW	5,541	0.09	521
Financial assets at fair value through profit or loss	USD	36	108.87	3,928
	TWD	95	3.62	343
	KRW	25,439	0.09	2,392
	THB	162	3.64	590
	SGD	3	80.73	233

	(In millions)

	December 31, 2018
	Currency	Amount	Exchange rate	Yen equivalent
Liabilities:
Trade and other payables	KRW	(44,026)	0.10	(4,345)
	USD	(11)	110.36	(1,229)
	TWD	(125)	3.61	(451)
	JPY	(256)	1.00	(256)
Put option liabilities	KRW	(2,296)	0.10	(227)

	(In millions)

	December 31, 2019
	Currency	Amount	Exchange rate	Yen equivalent
Liabilities:
Trade and other payables	KRW	(35,934)	0.09	(3,379)
	USD	(6)	108.87	(704)
	JPY	(202)	1.00	(202)
Put option liabilities	KRW	(2,410)	0.09	(227)
Lease liabilities	KRW	(23,219)	0.09	(2,183)

Sensitivity Analysis for Each Type of Market Risk
The effects on profit or loss before tax from continuing operations and shareholders’ equity as a result of exchange rate fluctuations as of December 31, 2018 and 2019 are as follows:

	(In millions of yen)

	December 31, 2018
	Shareholders’ equity		Profit or (loss) before tax
Currency	Appreciation of functional currency by 5%	Depreciation of functional currency by 5%	Appreciation of functional currency by 5%	Depreciation of functional currency by 5%
KRW	(14)	13	(27)	26
USD	584	(556)	794	(756)
THB	8	(8)	12	(12)
TWD	(6)	5	(7)	6
JPY	3	(3)	4	(4)

	(In millions of yen)

	December 31, 2019
	Shareholders’ equity		Profit or (loss) before tax
Currency	Appreciation of functional currency by 5%	Depreciation of functional currency by 5%	Appreciation of functional currency by 5%	Depreciation of functional currency by 5%
KRW	170	(162)	239	(228)
USD	630	(600)	831	(791)
THB	28	(27)	41	(39)
TWD	12	(11)	17	(16)
JPY	6	(6)	7	(6)
EUR	15	(14)	19	(18)
SGD	8	(8)	12	(11)
The tables above demonstrate the sensitivity to a change in KRW, USD, THB, TWD, JPY, EUR and SGD assuming all other variables are constant.

Interest rate risk [member]
Statement [Line Items]
Exposure to Market Risks
Interest bearing financial assets and liabilities as of December 31, 2018 and 2019 are as follows:

			(In millions of yen)

	December 31, 2018		December 31, 2019
	Fixed rate	Variable rate	Fixed rate	Variable rate
Financial assets
Guarantee deposits	—	—	—	1,672
Japanese government bonds	280	—	280	—
Time deposits	11,507	—	3,577	—
Loan receivables	110	—	1,396	—
Corporate bonds and other debt instruments	18,005	—	18,043	—

Total financial assets	29,902	—	23,296	1,672

Financial liabilities
Short-term borrowings	—	23,000	94	23,100

Total financial liabilities	—	23,000	94	23,100

Sensitivity Analysis for Each Type of Market Risk	Potential effects on shareholders’ equity and profit or loss for one year from the reporting date as a result of a change in the interest rate are as follows.

	(In millions of yen)
	December 31, 2018
	Shareholders’ equity		Profit or (loss) before tax
	Increase of 50 basis points	Decrease of 50 basis points	Increase of 50 basis points	Decrease of 50 basis points
Interest expenses	(79)	16	(115)	23

	December 31, 2018
	Shareholders’ equity		Profit or (loss) before tax
	Increase of 50 basis points	Decrease of 50 basis points	Increase of 50 basis points	Decrease of 50 basis points
Debt instruments	(145)	86	(212)	125

	(In millions of yen)
	December 31, 2019
	Shareholders’ equity		Profit or (loss) before tax
	Increase of 50 basis points	Decrease of 50 basis points	Increase of 50 basis points	Decrease of 50 basis points
Interest expenses	(79)	17	(116)	25

	(In millions of yen)
	December 31, 2019
	Shareholders’ equity		Other comprehensive income/(loss)
	Increase of 50 basis points	Decrease of 50 basis points	Increase of 50 basis points	Decrease of 50 basis points
Debt instruments	(121)	69	(177)	100